JPMorgan Active Growth ETF
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Aerospace & Defense — 0.7%
TransDigm Group, Inc.	13,838	19,748,625
Automobiles — 1.2%
Tesla, Inc. *	134,401	35,163,334
Beverages — 1.2%
Celsius Holdings, Inc. *	164,000	5,143,040
Coca-Cola Co. (The)	244,271	17,553,314
Constellation Brands, Inc., Class A	36,303	9,354,920
Monster Beverage Corp. *	32,711	1,706,533
		33,757,807
Biotechnology — 2.5%
Alnylam Pharmaceuticals, Inc. *	27,907	7,675,262
Exact Sciences Corp. *	63,027	4,293,399
Natera, Inc. *	111,613	14,169,271
Regeneron Pharmaceuticals, Inc. *	43,546	45,777,297
		71,915,229
Broadline Retail — 6.8%
Amazon.com, Inc. *	965,274	179,859,505
MercadoLibre, Inc. (Brazil) *	6,417	13,167,427
		193,026,932
Building Products — 1.3%
Trane Technologies plc	94,395	36,694,168
Capital Markets — 3.7%
Blackstone, Inc.	155,242	23,772,207
Goldman Sachs Group, Inc. (The)	26,670	13,204,584
Interactive Brokers Group, Inc., Class A	90,797	12,653,470
KKR & Co., Inc.	225,161	29,401,523
Moody's Corp.	32,036	15,203,965
Morgan Stanley	108,727	11,333,703
		105,569,452
Commercial Services & Supplies — 0.4%
Copart, Inc. *	230,495	12,077,938
Communications Equipment — 0.8%
Arista Networks, Inc. *	62,094	23,832,919
Construction & Engineering — 1.0%
Quanta Services, Inc.	99,583	29,690,672
Construction Materials — 0.2%
Eagle Materials, Inc.	21,167	6,088,688
Distributors — 0.2%
Pool Corp.	16,818	6,337,022
Electrical Equipment — 1.8%
AMETEK, Inc.	69,376	11,912,553
Eaton Corp. plc	42,021	13,927,440

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
Hubbell, Inc.	21,688	9,290,055
Vertiv Holdings Co., Class A	164,258	16,342,028
		51,472,076
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	180,558	11,765,159
Energy Equipment & Services — 0.5%
TechnipFMC plc (United Kingdom)	557,014	14,610,477
Entertainment — 3.0%
Netflix, Inc. *	86,230	61,160,352
Spotify Technology SA *	37,409	13,786,339
Take-Two Interactive Software, Inc. *	60,188	9,251,497
		84,198,188
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B *	30,756	14,155,756
Block, Inc. *	20,668	1,387,443
Mastercard, Inc., Class A	155,272	76,673,314
		92,216,513
Ground Transportation — 1.4%
Saia, Inc. *	19,666	8,599,155
Uber Technologies, Inc. *	401,630	30,186,511
		38,785,666
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	67,140	7,654,631
Cooper Cos., Inc. (The) *	96,311	10,626,956
Edwards Lifesciences Corp. *	45,559	3,006,439
Intuitive Surgical, Inc. *	104,849	51,509,168
		72,797,194
Health Care Providers & Services — 1.0%
McKesson Corp.	36,607	18,099,233
UnitedHealth Group, Inc.	15,915	9,305,182
		27,404,415
Hotels, Restaurants & Leisure — 3.4%
Airbnb, Inc., Class A *	4,554	577,493
Booking Holdings, Inc.	5,530	23,293,024
Chipotle Mexican Grill, Inc. *	105,025	6,051,541
Domino's Pizza, Inc.	17,231	7,411,742
DoorDash, Inc., Class A *	174,698	24,934,646
Hilton Worldwide Holdings, Inc.	36,654	8,448,747
McDonald's Corp.	38,344	11,676,131
Starbucks Corp.	158,711	15,472,735
		97,866,059

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 1.2%
DR Horton, Inc.	125,434	23,929,044
Garmin Ltd.	58,380	10,276,632
		34,205,676
Industrial Conglomerates — 0.4%
3M Co.	85,477	11,684,706
Insurance — 0.6%
Progressive Corp. (The)	65,025	16,500,744
Interactive Media & Services — 10.2%
Alphabet, Inc., Class C	768,535	128,491,367
Meta Platforms, Inc., Class A	284,457	162,834,565
		291,325,932
IT Services — 0.7%
International Business Machines Corp.	29,091	6,431,438
MongoDB, Inc. *	25,697	6,947,184
Shopify, Inc., Class A (Canada) *	43,000	3,446,020
Snowflake, Inc., Class A *	34,873	4,005,513
		20,830,155
Life Sciences Tools & Services — 1.0%
IQVIA Holdings, Inc. *	22,602	5,355,996
Mettler-Toledo International, Inc. *	3,950	5,923,815
Thermo Fisher Scientific, Inc.	25,502	15,774,772
		27,054,583
Machinery — 0.9%
Ingersoll Rand, Inc.	122,938	12,067,594
ITT, Inc.	89,020	13,309,380
		25,376,974
Media — 0.7%
Trade Desk, Inc. (The), Class A *	184,101	20,186,675
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	103,297	5,156,586
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc.	11,555	2,078,051
ConocoPhillips	50,143	5,279,055
EOG Resources, Inc.	82,509	10,142,832
		17,499,938
Personal Care Products — 0.2%
elf Beauty, Inc. *	58,169	6,342,166
Pharmaceuticals — 4.1%
Eli Lilly & Co.	126,249	111,849,039
Intra-Cellular Therapies, Inc. *	79,695	5,831,283
		117,680,322
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	67,130	10,926,079

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 15.3%
Advanced Micro Devices, Inc. *	52,633	8,636,023
ASML Holding NV (Registered), NYRS (Netherlands)	4,654	3,877,945
Broadcom, Inc.	452,960	78,135,600
Entegris, Inc.	88,534	9,962,731
Lam Research Corp.	29,810	24,327,345
NVIDIA Corp.	2,225,249	270,234,238
ON Semiconductor Corp. *	85,764	6,227,324
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	137,195	23,826,656
Teradyne, Inc.	77,254	10,346,628
		435,574,490
Software — 15.7%
Adobe, Inc. *	2,459	1,273,221
Confluent, Inc., Class A *	167,290	3,409,370
Crowdstrike Holdings, Inc., Class A *	20,228	5,673,347
Fair Isaac Corp. *	4,713	9,159,810
HubSpot, Inc. *	29,417	15,638,077
Intuit, Inc.	52,631	32,683,851
Microsoft Corp.	615,206	264,723,142
Oracle Corp.	279,236	47,581,814
Palo Alto Networks, Inc. *	76,991	26,315,524
Salesforce, Inc.	6,515	1,783,221
ServiceNow, Inc. *	20,891	18,684,701
Synopsys, Inc. *	39,322	19,912,268
		446,838,346
Specialty Retail — 1.0%
AutoZone, Inc. *	3,155	9,938,376
TJX Cos., Inc. (The)	153,512	18,043,801
		27,982,177
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	804,268	187,394,444
Trading Companies & Distributors — 0.5%
Air Lease Corp.	91,393	4,139,189
WW Grainger, Inc.	8,399	8,724,965
		12,864,154
Total Common Stocks (Cost $2,332,983,568)		2,780,442,680

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b) (Cost $67,085,761)	67,085,761	67,085,761
Total Investments — 100.0% (Cost $2,400,069,329)		2,847,528,441
Other Assets Less Liabilities — 0.0% ^		1,218,026
NET ASSETS — 100.0%		2,848,746,467

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,847,528,441	$—	$—	$2,847,528,441

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	$50,270,146	$50,828,134	$34,012,519	$—	$—	$67,085,761	67,085,761	$782,513	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.